Retirement Benefit Schemes - Summary of Principal Schemes Used (Details)	12 Months Ended
Dec. 31, 2019
United Kingdom
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	[S2PA (YOB) with the CMI (2017)] improvement model with a 1.25% long term improvement rate (2018: CMI (2017))
United States
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	PRI-2012 mortality tables without collar or amount, projected with MP-2019 generational projection (2018: RP-2018 and MP-2018)
Germany
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	RT Heubeck 2018 G (both years)
Canada
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	CPM-2014 Private Table (both years)
Netherlands
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	AG Prognosetafel 2018 (both years)
Switzerland
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)